ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)
Schedule of Accounts payable and accrued expenses
	September 30, 2021	December 31, 2020
Accounts payable	$1,095,599	$1,444,213
Accrued officers’ compensation	1,062,848	851,300
Accrued royalties	1,096,989	792,295
Other	-	1,965
Total	$3,255,436	$3,089,773

	December 31, 2020	December 31, 2019
Accounts payable	$1,444,213	$737,850
Accrued officers compensation	843,050	813,050
Accrued royalties	792,295	295,042
Other	10,215	6,621
Total	$3,089,773	$1,852,563